Subsequent Events (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 shares	Dec. 31, 2025 EUR (€)
Subsequent Events [Line Items]
Long-term financing | $					$ 50,000
Shares issued (in Shares) | shares						1,000,000
Debt securities | €	€ 2,187,381						€ 2,314,057
Gross proceeds | €	3,786,022
Bank guarantee amount | €	830,000
Outstanding works | €	€ 100,000
American Depositary Securities [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares	1,560,000				1,560,000
Changes After Reporting Period [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares				11,400,000
Gross proceeds | $		$ 1,183,664		$ 6,200,000
Direct fees and commission | $		$ 1,116,538
Changes After Reporting Period [Member] | American Depositary Securities [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares	3,650,000			2,290,000	3,650,000
Debt securities | $					$ 730,000